VARIABLE INTEREST ENTITY (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Oct. 24, 2016	Oct. 21, 2016	Dec. 31, 2016
Variable Interest Entity Details Narrative
Note bears due date		2026
Variable interest entity, amount	$ 178,683		$ 130,145